Document and Entity Information	Oct. 08, 2026
Cover [Abstract]
Entity Registrant Name	DEVON ENERGY CORP/DE
Amendment Flag	false
Entity Central Index Key	0001090012
Document Type	8-K
Document Period End Date	Oct. 08, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-32318
Entity Tax Identification Number	73-1567067
Entity Address, Address Line One	THREE MEMORIAL CITY PLAZA
Entity Address, Address Line Two	840 GESSNER ROAD
Entity Address, Address Line Three	SUITE 1400
Entity Address, City or Town	HOUSTON
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	589-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	DVN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false